Note 26 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2019			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Revenues	$1,690,507	$636,466	$542,609	$174,588	$1,641	$3,045,811
Depreciation and amortization	34,113	22,489	7,969	26,504	3,589	94,664
Operating earnings (loss)	103,731	48,510	67,062	35,048	(36,154)	218,197
Other income, net						1,853
Interest expense, net						(29,452)
Income tax expense						(53,013)

Net earnings						$137,585

Total assets	$917,997	$672,691	$388,606	$953,567	$(40,147)	$2,892,714
Total additions to long-lived assets	47,132	12,656	79,904	1,829	4,961	146,482
2018			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Revenues	$1,596,184	$623,238	$528,360	$76,021	$1,624	$2,825,427
Depreciation and amortization	30,391	25,435	6,320	13,791	2,793	78,730
Operating earnings (loss)	105,490	53,862	66,240	12,326	(36,520)	201,398
Other income, net						1,281
Interest expense, net						(20,845)
Income tax expense						(53,260)

Net earnings						$128,574

Total assets	$846,919	$602,964	$228,490	$693,040	$(13,833)	$2,357,580
Total additions to long-lived assets	61,814	161,823	10,669	649,898	3,743	887,947

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
GEOGRAPHIC INFORMATION

	2019	2018

United States
Revenues	$1,429,650	$1,243,019
Total long-lived assets
Long-lived assets excluding operating lease right-of-use assets	934,622	943,164
Operating lease right-of-use assets	122,921	-

Canada
Revenues	$356,634	$358,035
Total long-lived assets
Long-lived assets excluding operating lease right-of-use assets	66,234	65,781
Operating lease right-of-use assets	22,355	-

Euro currency countries
Revenues	$356,171	$360,115
Total long-lived assets
Long-lived assets excluding operating lease right-of-use assets	256,194	265,867
Operating lease right-of-use assets	37,479	-

Australia
Revenues	$235,469	$238,537
Total long-lived assets
Long-lived assets excluding operating lease right-of-use assets	47,734	47,886
Operating lease right-of-use assets	37,235	-

United Kingdom
Revenues	$170,302	$172,820
Total long-lived assets
Long-lived assets excluding operating lease right-of-use assets	70,704	68,732
Operating lease right-of-use assets	15,294	-

Other
Revenues	$497,585	$452,901
Total long-lived assets
Long-lived assets excluding operating lease right-of-use assets	158,384	87,877
Operating lease right-of-use assets	28,355	-

Consolidated
Revenues	$3,045,811	$2,825,427
Total long-lived assets
Long-lived assets excluding operating lease right-of-use assets	1,533,872	1,479,307
Operating lease right-of-use assets	263,639	-